Organization and Principal Activities - Financial information of consolidated VIEs (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 537,549	¥ 607,579	¥ 527,407	¥ 95,982
Term deposits and short term investments		464,226	428,343
Accounts receivable, net		293,119	326,795
Total current assets		1,418,293	1,474,352
Equity investments, net		104,124	85,436
Deferred income tax assets, net		53,331	63,258
Operating lease right-of-use assets, net		41,957	56,791
Other non-current assets		10,635	13,614
Total non-current assets		231,496	237,575
Total assets		1,649,789	1,711,927
Accounts payable		122,420	144,670
Advances from customers		26,203	29,104
Taxes payable		176,404	175,932
Salary and welfare payable		73,203	86,607
Accrued expenses and other current liabilities		56,782	65,708
Total current liabilities		498,254	537,320
Total non-current liabilities		43,220	61,197
Total liabilities		541,474	598,517
Revenues	[1]	765,571	703,695	692,020
Gross profit	[1]	374,149	268,706	227,875
Net (loss)/income		365	(52,946)	(109,115)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		(2,665)	(44,303)	(60,827)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		(57,037)	127,518	487,844
Cash flows from financing activities:
Net cash used in financing activities		(1,000)	(1,901)	(655)
Related Party
Variable Interest Entity [Line Items]
Amounts due from related parties		74,392	76,404
Amounts due to related parties		29,144	24,327
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		291,217	64,336
Term deposits and short term investments		5	29,611
Accounts receivable, net		89,994	101,022
Amounts due from inter-company entities		121,679	206,412
Other current assets		20,765	18,109
Total current assets		529,280	425,156
Equity investments, net		91,124	72,436
Deferred income tax assets, net		21,228	24,588
Operating lease right-of-use assets, net		12,526	17,491
Other non-current assets		18,658	19,091
Total non-current assets		143,536	133,606
Total assets		672,816	558,762
Accounts payable		45,645	44,299
Amounts due to inter-company entities		814,023	743,143
Advances from customers		17,081	18,316
Taxes payable		72,722	75,259
Salary and welfare payable		32,168	36,554
Accrued expenses and other current liabilities		40,881	42,960
Total current liabilities		1,036,472	972,004
Total non-current liabilities		10,289	17,305
Total liabilities		1,046,761	989,309
Revenues		396,822	348,228	340,421
Gross profit		242,527	104,563	103,852
Net (loss)/income		57,600	(15,716)	(41,008)
Cash flows from operating activities:
Net cash used in transactions with inter-company entities		(21,038)	(213,117)	(4,885)
Net cash provided by transactions with other entities		79,506	79,204	5,180
Net cash provided by/(used in) operating activities		58,468	(133,913)	295
Cash flows from investing activities:
Loans collected from/(paid to) inter-company entities		73,949	(142,504)	72,427
Net cash (used in)/provided by other investing activities		23,944	132,248	(154,830)
Net cash provided by/(used in) investing activities		97,893	(10,256)	(82,403)
Cash flows from financing activities:
Proceeds from loans from inter-company entities		67,866	101,324	157,423
Net cash used in other financing activities		(1,000)	(1,076)	0
Net cash used in financing activities		66,866	100,248	¥ 157,423
Variable Interest Entity | Related Party
Variable Interest Entity [Line Items]
Amounts due from related parties		5,620	5,666
Amounts due to related parties		¥ 13,952	¥ 11,473

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):